Summary of Operations and Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Calculation Of Weighted-Average Number Of Common Shares Outstanding

The table below reflects the calculation of the weighted-average number of common shares outstanding, on an as if converted basis, used in computing basic and diluted earnings per common share (in thousands):

	Three Months Ended March 31,
	2017	2016
Basic weighted-average shares outstanding	33,737	4,238
Effect of dilutive stock options and warrants	90	—

Diluted weighted-average shares outstanding	33,827	4,238

The table below reflects the calculation of the weighted-average number of common shares outstanding, on an as if converted basis, used in computing basic and diluted earnings per common share for the years ended December 31 (in thousands):

	2016	2015	2014
Basic weighted-average shares outstanding	17,530	4,238	4,238
Effect of dilutive stock options and warrants	86	—	—

Diluted weighted-average shares outstanding	17,616	4,238	4,238

Schedule of Estimated Useful Lives of Property, Plant and Equipment

Depreciation and amortization of property, plant, and equipment is calculated on the straight-line method over the estimated useful lives of the assets. See Note 7, Property, Plant and Equipment, Net.

Estimated useful lives
Machinery and equipment	7–10 years
Buildings	20 years
Leasehold improvements	5 to 10 years, or the term of the lease, if shorter
Office equipment and software	3 to 5 years
Furniture	5 years
Vehicles	5 years